UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22120
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: January 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.

January 31, 2012

Oppenheimer Portfolio Series

Fixed Income Active Allocation Fund

Management Commentary and Annual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2012, and are based on the total market value of investments.

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FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion of the Fund’s performance during its fiscal year ended January 31, 2012, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance.1 During the reporting period, Oppenheimer Portfolio Series Fixed Income Active Allocation Fund’s Class A shares (without sales charge) returned 6.15%. In comparison, the Barclays Capital U.S. Aggregate Bond Index returned 8.66% and the Citigroup World Government Bond Index returned 7.94%. The Fund experienced the bulk of its underperformance over the third quarter of 2011, when higher-yielding fixed-income securities did not perform well.
     Oppenheimer Core Bond Fund, the Fund’s largest underlying holding at period end, produced a positive return for the 12-month reporting period and performed generally in line with its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The underlying fund’s positive performance was driven by its investments in mortgage backed obligations, primarily residential mortgage-backed securities (RMBS). Oppenheimer Core Bond Fund’s exposure to RMBS included securities guaranteed by government-sponsored enterprises, commonly referred to as agency RMBS, as well as a smaller allocation to RMBS originated by private entities, also known as non-agency RMBS. Commercial mortgage-backed securities (CMBS) and asset backed securities (ABS) also performed positively for the underlying fund. Despite bouts of risk aversion, particularly over the volatile third quarter of 2011, mortgage backed obligations generally produced positive results for the year. This underlying fund’s underweight exposure to U.S. Treasury securities detracted from performance during the reporting period, and particularly over third quarter of 2011.
     Oppenheimer International Bond Fund was the second largest holding of the Fund at period end. This underlying fund contributed to performance, but underperformed its benchmark, the Citigroup Non-U.S. Dollar World Government Bond Index. This underlying fund performed positively in the first half of the reporting period and then, as volatility in the international risk markets significantly intensified, struggled over much of the second half, in part due to unexpected and ongoing volatility in the currency markets. It closed the period on a good note, posting a positive return in January.
     Oppenheimer Master Loan Fund, LLC was the Fund’s third largest holding at period end. This underlying fund produced positive results for the one-year period and outperformed its benchmark, the Credit Suisse Leveraged Loan Index. This underlying fund’s relative outperformance can be attributed to its loan selection strategy, which
1. The Fund is invested in Class Y shares of all underlying funds discussed in this Management’s Discussion of Fund Performance, except for Oppenheimer Master Loan Fund, LLC, which does not offer Class Y shares.

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FUND PERFORMANCE DISCUSSION
identified some attractive values in a number of market sectors during the period. The reporting period proved eventful for the senior loan market, which lost a significant amount of assets over the third quarter of 2011 as investors fled to traditional safe havens. As investor confidence improved, assets returned to the senior loan market, and loan values rebounded from October through January. The improvement in investor demand was fueled, in part, by traditional high yield bond investors who were attracted to strong relative values among senior loans. The declines in the senior loan market over the third quarter were not enough to offset these gains and those experienced earlier in the period.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until January 31, 2012. Performance is measured from the inception of the Classes on December 19, 2007. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Citigroup World Government Bond Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, broad-based index of investment grade corporate debt. The Citigroup World Government Bond Index is an unmanaged, broad-based index of debt securities of major foreign government bond markets. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices.

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The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (since inception); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 14 for further information.

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FUND PERFORMANCE DISCUSSION

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The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (since inception); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 14 for further information.

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FUND PERFORMANCE DISCUSSION

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The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (since inception); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 14 for further information.

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NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class A returns include the maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 12/19/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/19/07. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

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FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2011	January 31, 2012	January 31, 2012

Class A	$1,000.00	$1,015.50	$2.24
Class B	1,000.00	1,011.70	6.05
Class C	1,000.00	1,010.40	6.05
Class N	1,000.00	1,013.00	3.46
Class Y	1,000.00	1,015.50	0.97

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,022.99	2.25
Class B	1,000.00	1,019.21	6.07
Class C	1,000.00	1,019.21	6.07
Class N	1,000.00	1,021.78	3.47
Class Y	1,000.00	1,024.25	0.97
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios

Class A	0.44%
Class B	1.19
Class C	1.19
Class N	0.68
Class Y	0.19
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS January 31, 2012

	Shares	Value
Investment Companies—99.7%[1]
Domestic Fixed Income Funds—73.2%
Oppenheimer Core Bond Fund, Cl. Y2	6,967,239	$46,680,500
Oppenheimer Master Loan Fund, LLC	910,988	11,087,120

		57,767,620
Foreign Fixed Income Fund—24.0%
Oppenheimer International Bond Fund, Cl. Y	2,976,457	18,960,031

Money Market Fund—2.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[3]	1,986,487	1,986,487

Total Investments, at Value (Cost $75,801,561)	99.7%	78,714,138

Other Assets Net of Liabilities	0.3	202,371

Net Assets	100.0%	$78,916,509

Footnotes to Statement of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2011	Additions	Reductions	January 31, 2012

Oppenheimer Core Bond Fund, Cl. Y	5,022,609	2,545,758	601,128	6,967,239
Oppenheimer Institutional Money Market Fund, Cl. E	71,563	20,050,221	18,135,297	1,986,487
Oppenheimer International Bond Fund, Cl. Y	2,229,894	964,952	218,389	2,976,457
Oppenheimer Master Loan Fund, LLC	743,303	301,683	133,998	910,988

				Realized
	Value	Income		Loss

Oppenheimer Core Bond Fund, Cl. Y	$46,680,500	$1,893,445		$1,315,832
Oppenheimer Institutional Money Market Fund, Cl. E	1,986,487	1,436		—
Oppenheimer International Bond Fund, Cl. Y	18,960,031	917,340		49,669
Oppenheimer Master Loan Fund, LLC	11,087,120	746,916	[a]	17,528	[a]

	$78,714,138	$3,559,137		$1,383,029

     a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	See the underlying fund’s individual financial statements included herein.

3.	Rate shown is the 7-day yield as of January 31, 2012.

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STATEMENT OF INVESTMENTS Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$67,627,018	$11,087,120	$—	$78,714,138

Total Assets	$67,627,018	$11,087,120	$—	$78,714,138

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into
	Level 1*	Level 2*

Assets Table
Investments, at Value:
Investment Companies	$(8,757,850)	$8,757,850

Total Assets	$(8,757,850)	$8,757,850

*	Transferred from Level 1 to Level 2 as the current market for the securities are not considered active.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES January 31, 2012

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $75,801,561)	$78,714,138

Cash	281,026

Receivables and other assets:
Shares of beneficial interest sold	360,677
Dividends	235,770
Investments sold	53,517
Other	8,498

Total assets	79,653,626

Liabilities
Payables and other liabilities:
Investments purchased	473,619
Shares of beneficial interest redeemed	177,782
Dividends	16,012
Distribution and service plan fees	15,265
Shareholder communications	12,466
Transfer and shareholder servicing agent fees	10,451
Trustees’ compensation	3,635
Other	27,887

Total liabilities	737,117

Net Assets	$78,916,509

Composition of Net Assets

Par value of shares of beneficial interest	$10,333

Additional paid-in capital	84,264,941

Accumulated net investment income	417,965

Accumulated net realized loss on investments	(8,689,307)

Net unrealized appreciation on investments	2,912,577

Net Assets	$78,916,509

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STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $49,376,857 and 6,464,120 shares of beneficial interest outstanding)	$7.64
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$8.02
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,276,210 and 690,841 shares of beneficial interest outstanding)	$7.64
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,313,580 and 2,136,937 shares of beneficial interest outstanding)	$7.63
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,676,243 and 874,552 shares of beneficial interest outstanding)	$7.63
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,273,619 and 166,863 shares of beneficial interest outstanding)	$7.63
See accompanying Notes to Financial Statements.

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STATEMENT OF OPERATIONS For the Year Ended January 31, 2012

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$742,632
Dividends	4,284
Expenses[2]	(32,113)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	714,803

Investment Income
Dividends from affiliated companies	2,812,221
Interest	225
Other income	601

Total investment income	2,813,047

Expenses
Management fees	29,399
Distribution and service plan fees:
Class A	98,630
Class B	45,015
Class C	138,155
Class N	31,058
Transfer and shareholder servicing agent fees:
Class A	55,761
Class B	11,405
Class C	37,532
Class N	14,361
Class Y	749
Shareholder communications:
Class A	30,263
Class B	7,093
Class C	17,888
Class N	5,643
Class Y	602
Legal, auditing and other professional fees	32,895
Trustees’ compensation	9,102
Administration service fees	1,500
Custodian fees and expenses	416
Other	12,387

Total expenses	579,854
Less waivers and reimbursements of expenses	(117,094)

Net expenses	462,760

Net Investment Income	3,065,090

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STATEMENT OF OPERATIONS Continued

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(1,365,501)
Net realized loss allocated from Oppenheimer Master Loan Fund, LLC	(17,528)

Total net realized loss	(1,383,029)
Net change in unrealized appreciation/depreciation on investments	2,442,745
Net change in unrealized appreciation/depreciation allocated from
Oppenheimer Master Loan Fund, LLC	(344,325)

Total net change in unrealized appreciation/depreciation	2,098,420

Net Increase in Net Assets Resulting from Operations	$3,780,481

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $345.
See accompanying Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

Year Ended January 31,	2012	2011

Operations
Net investment income	$3,065,090	$2,223,297
Net realized loss	(1,383,029)	(1,117,252)
Net change in unrealized appreciation/depreciation	2,098,420	2,671,772

Net increase in net assets resulting from operations	3,780,481	3,777,817

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,918,157)	(1,234,235)
Class B	(183,549)	(153,039)
Class C	(563,595)	(476,488)
Class N	(282,868)	(230,360)
Class Y	(44,933)	(34,659)

	(2,993,102)	(2,128,781)
Distributions from net realized gain:
Class A	(370,622)	(46,326)
Class B	(39,890)	(6,286)
Class C	(123,333)	(18,629)
Class N	(51,648)	(8,622)
Class Y	(8,724)	(1,030)

	(594,217)	(80,893)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	16,708,594	12,574,141
Class B	1,123,927	757,626
Class C	3,714,742	1,717,558
Class N	822,346	1,554,510
Class Y	547,153	(85,391)

	22,916,762	16,518,444

Net Assets
Total increase	23,109,924	18,086,587
Beginning of period	55,806,585	37,719,998

End of period (including accumulated net investment income of $417,965 and $321,114, respectively)	$78,916,509	$55,806,585

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A Year Ended January 31,	2012	2011	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$7.61	$7.34	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.38	.37	.29	.23	.08
Net realized and unrealized gain (loss)	.08	.27	.91	(3.10)	(.03)

Total from investment operations	.46	.64	1.20	(2.87)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.36)	(.40)	(.18)	(.09)
Tax return of capital distribution	—	—	—	(.37)	—
Distributions from net realized gain	(.06)	(.01)	—	— [3]	—

Total dividends and/or distributions to shareholders	(.43)	(.37)	(.40)	(.55)	(.09)

Net asset value, end of period	$7.64	$7.61	$7.34	$6.54	$9.96

Total Return, at Net Asset Value[4]	6.15%	8.93%	18.90%	(29.91)%	0.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,377	$32,582	$19,184	$14,790	$2,723

Average net assets (in thousands)	$39,598	$25,888	$15,791	$12,450	$920

Ratios to average net assets:[5,6]
Net investment income	4.95%	4.97%	4.19%	2.79%	6.51%
Total expenses[7]	0.65%	0.71%	0.90%	0.75%	13.23%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	0.60%	0.61%	0.69%	0.61%

Portfolio turnover rate	11%	12%	24%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2012	1.16%
Year Ended January 31, 2011	1.19%
Year Ended January 31, 2010	1.35%
Year Ended January 31, 2009	1.16%
Period Ended January 31, 2008	13.72%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

24	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class B Year Ended January 31,	2012	2011	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$7.61	$7.34	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.32	.32	.21	.17	.07
Net realized and unrealized gain (loss)	.08	.26	.94	(3.11)	(.03)

Total from investment operations	.40	.58	1.15	(2.94)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.30)	(.35)	(.15)	(.08)
Tax return of capital distribution	—	—	—	(.33)	—
Distributions from net realized gain	(.06)	(.01)	—	— [3]	—

Total dividends and/or distributions to shareholders	(.37)	(.31)	(.35)	(.48)	(.08)

Net asset value, end of period	$7.64	$7.61	$7.34	$6.54	$9.96

Total Return, at Net Asset Value[4]	5.36%	8.10%	18.03%	(30.44)%	0.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,276	$4,132	$3,247	$2,427	$652

Average net assets (in thousands)	$4,506	$3,819	$2,658	$2,032	$112

Ratios to average net assets:[5,6]
Net investment income	4.18%	4.21%	3.05%	2.10%	5.96%
Total expenses[7]	1.59%	1.61%	1.86%	1.77%	20.34%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.37%	1.36%	1.44%	1.36%

Portfolio turnover rate	11%	12%	24%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2012	2.10%
Year Ended January 31, 2011	2.09%
Year Ended January 31, 2010	2.31%
Year Ended January 31, 2009	2.18%
Period Ended January 31, 2008	20.83%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

25	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended January 31,	2012	2011	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$7.60	$7.34	$6.54	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	.32	.32	.20	.17	.05
Net realized and unrealized gain (loss)	.08	.25	.95	(3.10)	(.02)

Total from investment operations	.40	.57	1.15	(2.93)	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.30)	(.35)	(.15)	(.08)
Tax return of capital distribution	—	—	—	(.33)	—
Distributions from net realized gain	(.06)	(.01)	—	— [3]	—

Total dividends and/or distributions to shareholders	(.37)	(.31)	(.35)	(.48)	(.08)

Net asset value, end of period	$7.63	$7.60	$7.34	$6.54	$9.95

Total Return, at Net Asset Value[4]	5.36%	7.96%	18.03%	(30.37)%	0.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,314	$12,553	$10,424	$6,915	$2,445

Average net assets (in thousands)	$13,830	$11,841	$8,134	$5,851	$269

Ratios to average net assets:[5,6]
Net investment income	4.19%	4.22%	2.83%	2.03%	4.83%
Total expenses[7]	1.58%	1.59%	1.76%	1.65%	21.10%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.37%	1.35%	1.44%	1.36%
Portfolio turnover rate	11%	12%	24%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2012	2.09%
Year Ended January 31, 2011	2.07%
Year Ended January 31, 2010	2.21%
Year Ended January 31, 2009	2.06%
Period Ended January 31, 2008	21.59%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

26	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class N Year Ended January 31,	2012	2011	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$7.60	$7.34	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.36	.35	.12	.24	.08
Net realized and unrealized gain (loss)	.08	.26	1.06	(3.13)	(.04)

Total from investment operations	.44	.61	1.18	(2.89)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.34)	(.38)	(.17)	(.08)
Tax return of capital distribution	—	—	—	(.36)	—
Distributions from net realized gain	(.06)	(.01)	—	— [3]	—

Total dividends and/or distributions to shareholders	(.41)	(.35)	(.38)	(.53)	(.08)

Net asset value, end of period	$7.63	$7.60	$7.34	$6.54	$9.96

Total Return, at Net Asset Value[4]	5.89%	8.50%	18.59%	(30.06)%	0.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,676	$5,818	$4,085	$2,485	$181

Average net assets (in thousands)	$6,216	$5,104	$3,109	$1,240	$113

Ratios to average net assets:[5,6]
Net investment income	4.66%	4.71%	1.66%	3.05%	6.46%
Total expenses[7]	1.00%	1.00%	1.12%	1.04%	12.53%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.86%	0.85%	0.94%	0.86%

Portfolio turnover rate	11%	12%	24%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2012	1.51%
Year Ended January 31, 2011	1.48%
Year Ended January 31, 2010	1.57%
Year Ended January 31, 2009	1.45%
Period Ended January 31, 2008	13.02%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

27	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended January 31,	2012	2011	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$7.60	$7.33	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.40	.40	—[3]	.23	.09
Net realized and unrealized gain (loss)	.08	.26	1.20	(3.09)	(.04)

Total from investment operations	.48	.66	1.20	(2.86)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.39)	(.38)	(.41)	(.18)	(.09)
Tax return of capital distribution	—	—	—	(.38)	—
Distributions from net realized gain	(.06)	(.01)	—	—[3]	—

Total dividends and/or distributions to shareholders	(.45)	(.39)	(.41)	(.56)	(.09)

Net asset value, end of period	$7.63	$7.60	$7.33	$6.54	$9.96

Total Return, at Net Asset Value[4]	6.44%	9.28%	18.99%	(29.81)%	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,274	$722	$780	$157	$101

Average net assets (in thousands)	$877	$678	$417	$187	$101

Ratios to average net assets:[5,6]
Net investment income	5.23%	5.31%	0.02%	2.66%	7.13%
Total expenses[7]	0.33%	0.29%	0.34%	0.52%	11.36%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.27%	0.29%	0.32%	0.52%	0.51%

Portfolio turnover rate	11%	12%	24%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2012	0.84%
Year Ended January 31, 2011	0.77%
Year Ended January 31, 2010	0.79%
Year Ended January 31, 2009	0.93%
Period Ended January 31, 2008	11.85%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

28	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund normally invests in fixed income portfolios of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

29	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

30	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2]	Tax Purposes

$556,140	$33,451	$—	$5,928,710

1.	During the fiscal year ended January 31, 2012, the Fund did not utilize any capital loss carryforward.

2.	During the fiscal year ended January 31, 2011, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and

31	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for January 31, 2012. Net assets of the Fund were unaffected by the reclassifications.

	Increase to	Increase to
	Accumulated	Accumulated Net
Increase to	Net Investment	Realized Loss
Paid-in Capital	Income	on Investments[3]

$86,167	$24,863	$111,030
3.	$86,167, including $4,889 of long-term capital gain, was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended January 31, 2012 and January 31, 2011 was as follows:

	Year Ended	Year Ended
	January 31, 2012	January 31, 2011

Distributions paid from:
Ordinary income	$3,536,734	$2,128,781
Long-term capital gain	50,585	80,893

Total	$3,587,319	$2,209,674

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$84,642,848

Gross unrealized appreciation	$5,151,315
Gross unrealized depreciation	(11,080,025)

Net unrealized depreciation	$(5,928,710)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net

32	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

33	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

		Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	3,463,006	$26,530,315	2,686,452	$20,260,061
Dividends and/or distributions reinvested	280,425	2,137,964	152,537	1,151,815
Redeemed	(1,562,820)	(11,959,685)	(1,169,041)	(8,837,735)

Net increase	2,180,611	$16,708,594	1,669,948	$12,574,141

Class B
Sold	291,215	$2,225,102	293,932	$2,204,749
Dividends and/or distributions reinvested	27,240	207,561	19,073	143,814
Redeemed	(170,985)	(1,308,736)	(212,048)	(1,590,937)

Net increase	147,470	$1,123,927	100,957	$757,626

Class C
Sold	996,340	$7,620,447	812,204	$6,089,422
Dividends and/or distributions reinvested	80,760	615,255	57,158	430,411
Redeemed	(591,383)	(4,520,960)	(639,200)	(4,802,275)

Net increase	485,717	$3,714,742	230,162	$1,717,558

Class N
Sold	310,830	$2,367,845	411,328	$3,098,638
Dividends and/or distributions reinvested	38,347	292,465	25,729	194,047
Redeemed	(239,943)	(1,837,964)	(228,676)	(1,738,175)

Net increase	109,234	$822,346	208,381	$1,554,510

Class Y
Sold	105,614	$806,507	109,399	$820,653
Dividends and/or distributions reinvested	6,860	52,228	4,543	34,157
Redeemed	(40,599)	(311,582)	(125,294)	(940,201)

Net increase (decrease)	71,875	$547,153	(11,352)	$(85,391)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$26,314,338	$7,004,761

34	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager receives an advisory fee equal to 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by the Underlying Funds with respect to the Fund’s investments in those funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended January 31, 2012 was 0.45%.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended January 31, 2012, the Fund paid $117,675 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or

35	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$51,843
Class C	178,209
Class N	115,377
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

January 31, 2012	$40,643	$—	$7,214	$3,156	$185

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.10%, 1.85%, 1.85%, 1.35% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the year ended January 31, 2012, the Manager waived fees and/or reimbursed the Fund $21,937, $11,146, $32,900 and $9,861 for Class A, Class B, Class C and Class N shares, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
     The Manager has voluntarily agreed to waive the fees payable directly to it by the Fund in the aggregate amount of $165,000, applied on the basis of $41,250 per each of four semi-annual periods beginning August 1, 2011. If during any semi-annual period in which this waiver is in effect the fees payable directly to the Manager is less than $41,250, the Manager will waive the total fees payable to it by the Fund for that semi-annual period and the unpaid difference shall be carried over to the next semi-annual period until the total has been waived by the Manager. During the year ended January 31, 2012, the Manager waived $41,250.

36	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to

37	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Pending Litigation Continued
recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

38	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

39	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund, including the statement of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund for the period from December 19, 2007 (commencement of Operations) to January 31, 2008 were audited by other auditors whose report dated March 13, 2008 expressed an unqualified opinion on those financial highlights.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
March 16, 2012

40	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2012, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2011.
     Capital gain distributions of $0.00518 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 30, 2011. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     None of the dividends paid by the Fund during the fiscal year ended January 31, 2012 are eligible for the corporate dividend-received deduction.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2012, the maximum amount allowable but not less than $1,739,233 of the ordinary distributions to be paid by the Fund qualifies as an interest related dividend and the maximum amount allowable but not less than $665,154 or 100% of the short-term capital gain distribution to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

41	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

42	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Steinmetz, the portfolio manager for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general bond funds. The Board considered that the Fund outperformed its performance universe median during the one-year period, although it underperformed its performance universe median during the three-year period. The Board also considered the Fund’s recent strong performance, noting that the Fund had ranked in the second quintile of its Lipper performance universe for the year to date ended April 30, 2011.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other

43	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
retail front-end load and no-load passively managed affiliated general bond funds and short-intermediate investment-grade debt funds with comparable asset levels and distribution features. The Board considered that the Fund’s actual management fees were equal to, and the total expenses were lower than, the expense group median. The Board noted that the Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the Total Annual Operating Expenses (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.10% for Class A, 1.85% for Class B and Class C, 1.35% for Class N, and 1.00% for Class Y. This limitation does not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the prospectus. The Manager has also voluntarily agreed to waive the fees payable directly to it by the Fund in the aggregate amount of $165,000, applied on the basis of $41,250 per each of four semi-annual periods beginning August 1, 2011. If during any semi-annual period in which this waiver is in effect the fees payable directly to the Manager is less than $41,250, the Manager will waive the total fees payable to it by the Fund for that semi-annual period and the unpaid difference shall be carried over to the next semi-annual period until the total has been waived by OFI.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel

44	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.

45	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

46	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Funds, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees and Trustee (since 2007) Age: 74	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), former Director of Campus Crusade for Christ (non-profit) (1991-2008); former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 37 portfolios in the OppenheimerFunds complex. Mr. Armstrong has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Edward L. Cameron, Trustee (since 2007) Age: 73	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000–June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex. Mr. Cameron has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Jon S. Fossel, Trustee (since 2007) Age: 69	Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Sam Freedman, Trustee (since 2007) Age: 71	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex. Mr. Freedman has served on the Boards of

47	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Sam Freedman, Continued	certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Trustee (since 2008) Age: 63	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 15 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during the course of which he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Trustee (since 2007) Age: 65	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Robert J. Malone, Trustee (since 2007) Age: 67	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (2006-2010); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (1986-2010); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993- 2000); Director of Jones Knowledge, Inc. (2001-July 2004); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991) and Trustee (1984-1999) of Young Presidents Organization. Oversees 37 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

48	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

F. William Marshall, Jr., Trustee (since 2007) Age: 69	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Funds (private charitable fund) (January 1999–March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999- July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 41 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 53	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006- February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005- March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008- June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee/Director and 95 portfolios as an officer in the OppenheimerFunds complex.

49	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz, Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Arthur P. Steinmetz, Vice President (since 2007) Age: 53	Chief Investment Officer of the Manager (since October 2010); Executive Vice President of the Manager (since October 2009). Chief Investment Officer of Fixed- Income Investments of the Manager (April 2009-October 2010); Director of Fixed- Income Investments of the Manager (January 2009-April 2009) and a Senior Vice President of the Manager (March 1993-September 2009). A portfolio manager and an officer of 5 portfolios in the OppenheimerFunds complex.

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2011) Age: 53	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 95 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 38	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 95 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2007) Age: 61	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 95 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2007) Age: 52	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 95 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.CALL OPP (225.5677).

50	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP
©2012 OppenheimerFunds, Inc. All rights reserved.

51	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Financial Statements for Oppenheimer Core Bond Fund
53	Statement of Investments

75	Statement of Assets and Liabilities

77	Statement of Operations

79	Statements of Changes in Net Assets

80	Financial Highlights

85	Notes to Financial Statements

102	Report of Independent Registered Public Accounting Firm

52	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS December 31, 2011

	Principal
	Amount	Value
Asset-Backed Securities—9.7%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13[1]	$1,460,000	$1,456,711

Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14	2,680,000	2,683,188

Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 2.028%, 1/15/15[1,2]	1,245,000	1,260,438

Ally Master Owner Trust 2010-3, Asset-Backed Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15[1]	2,315,000	2,353,909

Ally Master Owner Trust, Asset-Backed Nts., Series 2011-1, Cl. A2, 2.15%, 1/15/16	1,595,000	1,613,020

Ally Master Owner Trust, Automobile Receivables Nts., Series 2011-4, Cl. A2, 1.54%, 9/15/16	3,295,000	3,286,201

AmeriCredit Automobile Receivables Trust 2009-1, Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13	331,258	333,098

AmeriCredit Automobile Receivables Trust 2010-3, Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2, 0.77%, 12/9/13	1,769,651	1,769,450

AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	720,000	729,248

AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.: Series 2011-2, Cl. A3, 1.61%, 10/8/15	675,000	677,927

Series 2011-2, Cl. D, 4%, 5/8/17	1,440,000	1,438,056

AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17	3,995,000	3,989,017

AmeriCredit Automobile Receivables Trust 2011-5, Automobile Receivables Nts.: Series 2011-5, Cl. D, 4.72%, 12/8/17	2,760,000	2,823,717

Series 2011-5, Cl. D., 1.55%, 7/8/16	2,515,000	2,514,450

AmeriCredit Prime Automobile Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13	211,892	211,990

CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15	1,425,000	1,428,066

Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.404%, 7/25/36[2]	1,585,295	1,461,259

Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[1]	590,340	619,111

Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.854%, 2/25/33[2]	533,596	493,007

Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	460,000	479,770

53	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Citibank Omni Master Trust, Credit Card Receivables: Series 2009-A13, Cl. A13, 5.35%, 8/15/18[1]	$5,555,000	$6,071,994

Series 2009-A17, Cl. A17, 4.90%, 11/15/18[1]	4,340,000	4,723,840

Series 2009-A8, Cl. A8, 2.378%, 5/16/16[1,2]	4,080,000	4,105,438

CNH Wholesale Master Note Trust 2011-1, Equipment Nts., Series 2011-1, Cl. 1A, 1.078%, 1/20/41[2]	1,945,000	1,947,353

Countrywide Home Loans, Asset-Backed Certificates: Series 2002-4, Cl. A1, 1.034%, 2/25/33[2]	21,468	20,619

Series 2005-16, Cl. 2AF2, 5.377%, 5/1/36[2]	3,079,746	2,366,035

CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.414%, 6/25/47[2]	2,694,828	2,382,880

DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	2,440,000	2,473,055

DT Auto Owner Trust 2009-1, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[1]	1,230,655	1,236,667

DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[1]	3,420,000	3,426,546

DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 7/15/13[1]	850,000	847,190

DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41[3]	2,775,000	2,769,472

First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	1,812,030	1,803,659

Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12[1]	993,822	993,704

Ford Credit Auto Owner Trust, Automobile Receivable Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15	3,980,000	4,057,296

Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.828%, 9/15/14[2]	2,730,000	2,751,067

Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.928%, 12/15/14[1,2]	2,610,000	2,638,641

Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16	2,940,000	2,980,819

GE Dealer Floorplan Master Note Trust, Asset-Backed Securities, Series 2009-2A, Cl. A, 1.828%, 10/20/14[1,2]	915,000	923,077

GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23[1]	2,715,000	2,714,801

Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[1]	2,900,000	2,933,905

MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.628%, 3/15/16[2]	2,900,000	2,908,159

54	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4]	$1,750,658	$157,559

Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13	2,700,000	2,706,936

Nissan Master Owner Trust, Automobile Receivable Nts., Series 2010-AA, Cl. A, 1.428%, 1/15/15[1,2]	2,705,000	2,725,663

Option One Mortgage Loan Trust 2007-5, Asset-Backed Certificates, Series 2007-5, Cl. 2A1, 0.384%, 5/25/37[2]	402,151	396,602

Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36	720,101	623,615

Rental Car Finance Corp., Automobile Receivable Nts., Series 2011-1A, Cl. A1, 2.51%, 2/25/16[1]	2,155,000	2,151,150

Santander Drive Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13	1,066,454	1,066,421

Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	2,950,000	2,950,178

Santander Drive Auto Receivables Trust 2010-A, Automobile Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13[1]	1,359,160	1,360,336

Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	2,880,000	2,874,137

Santander Drive Auto Receivables Trust 2011-4, Automobile Receivables Nts., Series 2011-4, Cl. A3, 1.64%, 9/15/15	1,665,000	1,665,408

Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[3]	2,650,328	2,627,138

Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[1]	2,333,218	2,298,220

Volkswagen Auto Lease Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	2,700,000	2,704,389

Westlake Automobile Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14[1]	1,285,000	1,283,750

Total Asset-Backed Securities (Cost $118,702,642)		116,289,352

Mortgage-Backed Obligations—66.3%

Government Agency—55.1%
FHLMC/FNMA/FHLB/Sponsored—55.0%
Federal Home Loan Mortgage Corp.:
4.50%, 1/1/42[5]	22,100,000	23,422,546
5.50%, 9/1/39	7,122,613	7,743,867
6%, 5/15/18-11/1/37	1,991,779	2,196,863
6.50%, 4/15/18-4/1/34	2,148,771	2,370,347
7%, 7/15/21-10/1/37	8,580,325	10,000,061
8%, 4/1/16	159,184	172,527
9%, 4/14/17-5/1/25	57,589	66,360
12.50%, 5/15/14	143	146

55	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	$15,444	$17,675
Series 1590, Cl. IA, 1.363%, 10/15/23[2]	2,267,716	2,288,728
Series 2034, Cl. Z, 6.50%, 2/15/28	16,989	19,001
Series 2043, Cl. ZP, 6.50%, 4/15/28	2,323,898	2,665,087
Series 2046, Cl. G, 6.50%, 4/15/28	1,474,096	1,691,996
Series 2053, Cl. Z, 6.50%, 4/15/28	17,061	19,081
Series 2063, Cl. PG, 6.50%, 6/15/28	1,164,241	1,336,880
Series 2145, Cl. MZ, 6.50%, 4/15/29	444,537	508,496
Series 2148, Cl. ZA, 6%, 4/15/29	733,152	813,307
Series 2195, Cl. LH, 6.50%, 10/15/29	1,054,513	1,232,995
Series 2326, Cl. ZP, 6.50%, 6/15/31	313,922	363,723
Series 2341, Cl. FP, 1.178%, 7/15/31[2]	534,090	539,989
Series 2399, Cl. PG, 6%, 1/15/17	382,969	409,270
Series 2423, Cl. MC, 7%, 3/15/32	1,547,452	1,802,400
Series 2453, Cl. BD, 6%, 5/15/17	371,864	396,561
Series 2461, Cl. PZ, 6.50%, 6/15/32	2,677,375	3,038,864
Series 2463, Cl. F, 1.278%, 6/15/32[2]	2,843,328	2,892,406
Series 2500, Cl. FD, 0.778%, 3/15/32[2]	173,012	173,862
Series 2526, Cl. FE, 0.678%, 6/15/29[2]	234,180	235,003
Series 2551, Cl. FD, 0.678%, 1/15/33[2]	499,895	501,401
Series 2676, Cl. KY, 5%, 9/15/23	4,270,521	4,668,585
Series 2686, Cl. CD, 4.50%, 2/1/17	24,510	24,503
Series 3019, Cl. MD, 4.75%, 1/1/31	757,921	761,811
Series 3025, Cl. SJ, 23.73%, 8/15/35[2]	574,003	820,831
Series 3094, Cl. HS, 23.363%, 6/15/34[2]	896,286	1,213,527
Series 3242, Cl. QA, 5.50%, 3/1/30	520,703	522,964
Series 3822, Cl. JA, 5%, 6/1/40	4,802,384	5,200,731
Series 3848, Cl. WL, 4%, 4/1/40	3,616,279	3,822,401
Series R001, Cl. AE, 4.375%, 4/1/15	70,607	70,590

Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 15.26%, 4/1/27[6]	977,133	159,454
Series 192, Cl. IO, 13.387%, 2/1/28[6]	121,633	23,257
Series 206, Cl. IO, 10.631%, 12/1/29[6]	159,146	28,941
Series 2129, Cl. S, 15.75%, 2/15/29[6]	1,281,302	244,458
Series 2130, Cl. SC, 50.153%, 3/15/29[6]	346,101	70,556
Series 2134, Cl. SB, 61.26%, 3/15/29[6]	352,820	70,313
Series 2422, Cl. SJ, 62.193%, 1/15/32[6]	1,460,680	270,863
Series 243, Cl. 6, 0.377%, 12/15/32[6]	913,557	165,941
Series 2493, Cl. S, 65.013%, 9/15/29[6]	92,261	19,537
Series 2527, Cl. SG, 10.388%, 2/15/32[6]	242,501	2,584
Series 2531, Cl. ST, 56.546%, 2/15/30[6]	741,225	22,790
Series 2601, Cl. GS, 1.121%, 11/15/17[6]	1,306,828	88,110
Series 2796, Cl. SD, 61.502%, 7/15/26[6]	558,684	109,714
Series 2802, Cl. AS, 60.956%, 4/15/33[6]	851,265	61,012
Series 2920, Cl. S, 63.736%, 1/15/35[6]	2,195,980	372,179
Series 3005, Cl. WI, 18.211%, 7/15/35[6]	4,993,161	629,165

56	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security: Continued
Series 3110, Cl. SL, 99.999%, 2/15/26[6]	$885,337	$113,470
Series 3451, Cl. SB, 20.75%, 5/15/38[6]	9,275,163	1,105,575

Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.823%, 6/1/26[7]	131,633	120,585

Federal National Mortgage Assn.:
3.50%, 1/1/27[5]	35,560,000	37,193,538
4%, 1/1/42[5]	60,915,000	64,008,343
4.50%, 1/1/27-1/1/42[5]	104,335,000	111,092,919
5%, 1/1/42[5]	79,061,000	85,422,960
5.50%, 12/25/18	4,207	4,574
5.50%, 1/1/27-1/1/42[5]	43,793,500	47,676,339
6%, 5/25/20	546,768	591,430
6%, 1/1/42[5]	33,135,000	36,489,929
6.50%, 6/25/17-11/25/31	11,817,985	13,270,513
7%, 9/25/14-4/1/34	5,540,443	6,327,283
7.50%, 1/1/33-8/25/33	5,602,038	6,664,408
8.50%, 7/1/32	21,642	26,464

Federal National Mortgage Assn., 15 yr.:

3%, 1/1/27[5]	63,675,000	65,774,282
4%, 1/1/27[5]	2,985,000	3,148,708

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22	2,802	2,840
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23	391,295	435,936
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	331,115	374,314
Trust 1996-35, Cl. Z, 7%, 7/25/26	109,313	126,154
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	670,215	745,601
Trust 1998-61, Cl. PL, 6%, 11/25/28	920,578	1,036,303
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,331,806	1,526,642
Trust 1999-60, Cl. PG, 7.50%, 12/25/29	5,335,506	6,185,326
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	1,364,236	1,584,256
Trust 2002-10, Cl. FB, 0.794%, 3/25/17[2]	125,106	125,927
Trust 2002-16, Cl. PG, 6%, 4/25/17	726,580	787,768
Trust 2002-2, Cl. UC, 6%, 2/25/17	434,873	465,762
Trust 2002-56, Cl. FN, 1.294%, 7/25/32[2]	773,764	794,329
Trust 2003-130, Cl. CS, 13.513%, 12/25/33[2]	4,068,015	4,722,556
Trust 2003-21, Cl. FK, 0.694%, 3/25/33[2]	235,047	236,046
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	1,492,000	1,661,247
Trust 2004-101, Cl. BG, 5%, 1/25/20	1,931,092	2,068,508
Trust 2004-9, Cl. AB, 4%, 7/1/17	1,340,084	1,351,859
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	5,073,000	5,629,951
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	10,000,000	11,343,878
Trust 2005-12, Cl. JC, 5%, 6/1/28	644,821	646,643
Trust 2005-22, Cl. EC, 5%, 10/1/28	275,637	276,164
Trust 2005-30, Cl. CU, 5%, 4/1/29	313,690	315,442
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	3,017,333

57	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	$1,260,000	$1,370,669
Trust 2006-50, Cl. SK, 23.124%, 6/25/36[2]	1,385,621	1,943,970
Trust 2009-36, Cl. FA, 1.234%, 6/25/37[2]	3,779,089	3,826,277
Trust 2009-37, Cl. HA, 4%, 4/1/19	4,565,282	4,812,537
Trust 2009-70, Cl. PA, 5%, 8/1/35	4,587,132	4,721,758
Trust 2011-15, Cl. DA, 4%, 3/1/41	2,181,747	2,309,365
Trust 2011-3, Cl. KA, 5%, 4/1/40	3,508,101	3,801,988
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 63.43%, 3/17/31[6]	560,602	115,333
Trust 2001-61, Cl. SE, 37.818%, 11/18/31[6]	711,716	137,855
Trust 2001-65, Cl. S, 37.85%, 11/25/31[6]	1,594,273	288,923
Trust 2001-81, Cl. S, 31.925%, 1/25/32[6]	217,568	43,025
Trust 2002-12, Cl. SB, 49.878%, 7/25/31[6]	347,550	66,685
Trust 2002-2, Cl. SW, 54.774%, 2/25/32[6]	413,653	76,572
Trust 2002-38, Cl. SO, 53.867%, 4/25/32[6]	178,090	32,462
Trust 2002-41, Cl. S, 67.322%, 7/25/32[6]	1,796,093	366,295
Trust 2002-47, Cl. NS, 34.74%, 4/25/32[6]	606,261	115,720
Trust 2002-5, Cl. SD, 65.113%, 2/25/32[6]	333,527	70,309
Trust 2002-51, Cl. S, 35%, 8/25/32[6]	556,664	106,271
Trust 2002-52, Cl. SD, 41.514%, 9/25/32[6]	709,727	141,942
Trust 2002-60, Cl. SM, 37.002%, 8/25/32[6]	2,361,199	365,507
Trust 2002-60, Cl. SY, 6.504%, 4/25/32[6]	2,068,424	67,359
Trust 2002-7, Cl. SK, 38.092%, 1/25/32[6]	1,413,472	226,337
Trust 2002-75, Cl. SA, 37.908%, 11/25/32[6]	1,264,618	214,941
Trust 2002-77, Cl. BS, 33.784%, 12/18/32[6]	2,528,286	427,126
Trust 2002-77, Cl. IS, 48.512%, 12/18/32[6]	303,412	61,995
Trust 2002-77, Cl. JS, 29.149%, 12/18/32[6]	2,359,809	379,650
Trust 2002-77, Cl. SA, 30.879%, 12/18/32[6]	2,245,933	377,693
Trust 2002-77, Cl. SH, 41.736%, 12/18/32[6]	309,652	60,526
Trust 2002-84, Cl. SA, 42.484%, 12/25/32[6]	330,089	57,050
Trust 2002-89, Cl. S, 63.322%, 1/25/33[6]	2,706,244	563,435
Trust 2002-9, Cl. MS, 34.259%, 3/25/32[6]	18,846	3,654
Trust 2002-90, Cl. SN, 38.974%, 8/25/32[6]	2,148,379	332,528
Trust 2002-90, Cl. SY, 43.477%, 9/25/32[6]	1,049,335	167,107
Trust 2003-14, Cl. OI, 12.971%, 3/25/33[6]	3,972,937	648,134
Trust 2003-26, Cl. IK, 11.417%, 4/25/33[6]	1,430,790	236,708
Trust 2003-33, Cl. SP, 40.254%, 5/25/33[6]	2,109,974	344,259
Trust 2003-4, Cl. S, 36.667%, 2/25/33[6]	647,471	113,797
Trust 2003-52, Cl. NS, 52.015%, 6/25/23[6]	9,666,829	1,244,092
Trust 2003-89, Cl. XS, 41.232%, 11/25/32[6]	1,711,856	86,018
Trust 2004-54, Cl. DS, 52.001%, 11/25/30[6]	151,709	28,500
Trust 2004-56, Cl. SE, 16.111%, 10/25/33[6]	2,577,014	361,906
Trust 2005-40, Cl. SA, 60.518%, 5/25/35[6]	1,340,042	238,623
Trust 2005-6, Cl. SE, 74.484%, 2/25/35[6]	1,888,572	344,162
Trust 2005-71, Cl. SA, 62.401%, 8/25/25[6]	2,321,445	325,479
Trust 2005-93, Cl. SI, 18.704%, 10/25/35[6]	2,252,336	332,435

58	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2006-129, Cl. SM, 28.813%, 1/25/37[6]	$7,331,208	$1,050,363
Trust 2006-53, Cl. US, 21.709%, 6/25/36[6]	210,564	30,661
Trust 2008-55, Cl. SA, 24.152%, 7/25/38[6]	5,165,853	573,426
Trust 2008-67, Cl. KS, 48.434%, 8/25/34[6]	6,042,547	440,397
Trust 222, Cl. 2, 25.052%, 6/1/23[6]	999,577	188,131
Trust 247, Cl. 2, 45.737%, 10/1/23[6]	97,796	18,658
Trust 252, Cl. 2, 35.875%, 11/1/23[6]	952,099	174,956
Trust 254, Cl. 2, 31.056%, 1/1/24[6]	1,744,578	319,470
Trust 2682, Cl. TQ, 99.999%, 10/15/33[6]	2,429,031	451,594
Trust 2981, Cl. BS, 99.999%, 5/15/35[6]	4,317,755	779,363
Trust 301, Cl. 2, 2.12%, 4/1/29[6]	538,069	97,302
Trust 303, Cl. IO, 7.30%, 11/1/29[6]	81,145	14,574
Trust 319, Cl. 2, 5.19%, 2/1/32[6]	454,070	82,194
Trust 320, Cl. 2, 11.724%, 4/1/32[6]	6,576,865	1,147,951
Trust 321, Cl. 2, 5.27%, 4/1/32[6]	1,244,424	224,974
Trust 324, Cl. 2, 0.868%, 7/1/32[6]	588,114	104,708
Trust 331, Cl. 9, 9.176%, 2/1/33[6]	3,772,352	741,763
Trust 334, Cl. 14, 18.677%, 2/1/33[6]	3,377,561	658,868
Trust 334, Cl. 15, 7.306%, 2/1/33[6]	2,406,795	464,305
Trust 334, Cl. 17, 20.55%, 2/1/33[6]	130,288	28,742
Trust 339, Cl. 12, 2.489%, 7/1/33[6]	3,338,852	637,152
Trust 339, Cl. 7, 5.378%, 7/1/33[6]	3,782,266	539,251
Trust 343, Cl. 13, 13.911%, 9/1/33[6]	3,551,096	660,585
Trust 343, Cl. 18, 15.106%, 5/1/34[6]	2,356,222	391,313
Trust 345, Cl. 9, 0%, 1/1/34[6,8]	2,219,198	287,184
Trust 351, Cl. 10, 0.79%, 4/1/34[6]	1,465,006	213,763
Trust 351, Cl. 8, 1.45%, 4/1/34[6]	2,342,468	345,291
Trust 356, Cl. 10, 1.266%, 6/1/35[6]	1,917,425	279,404
Trust 356, Cl. 12, 1.97%, 2/1/35[6]	962,969	140,379
Trust 362, Cl. 13, 3.349%, 8/1/35[6]	2,290,926	367,414
Trust 364, Cl. 16, 0.384%, 9/1/35[6]	3,358,717	560,612
Trust 365, Cl. 16, 7.308%, 3/1/36[6]	2,578,749	420,120

Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.293%, 9/25/23[7]	317,084	286,957

		655,535,166

GNMA/Guaranteed—0.1%
Government National Mortgage Assn.:
1.625%, 8/8/25-7/1/27[2]	13,651	14,047
8.50%, 8/1/17-12/15/17	86,829	98,036
10.50%, 12/29/17	6,916	7,147
11%, 11/8/19	12,412	13,877
12%, 5/29/14	91	91

59	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value
GNMA/Guaranteed Continued
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 91.469%, 1/16/27[6]	$711,421	$140,106
Series 2002-15, Cl. SM, 81.25%, 2/16/32[6]	797,530	148,031
Series 2002-41, Cl. GS, 37.239%, 6/16/32[6]	551,088	122,064
Series 2002-76, Cl. SY, 83.209%, 12/16/26[6]	378,932	76,664
Series 2004-11, Cl. SM, 74.055%, 1/17/30[6]	153,618	35,012
Series 2007-17, Cl. AI, 21.009%, 4/16/37[6]	4,057,927	761,106

		1,416,181

Non-Agency—11.2%

Commercial—7.8%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.304%, 4/14/29[6]	5,269,927	145,432

Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. A4, 5.451%, 1/1/49	5,399,000	5,888,122

Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4, 5.622%, 6/1/49[2]	2,460,000	2,648,269

Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.669%, 6/1/47[2]	3,035,031	2,122,441

Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 3.351%, 6/22/24[1,6]	1,143,227	55,639

CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[1]	819,924	818,045

CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	1,236,999	978,909

Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates: Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	999,917	1,013,268
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,310,000	3,524,212

Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[1]	3,521,694	3,625,876

Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.857%, 9/1/20[1,6]	27,810,979	2,090,162

First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	2,225,628	2,171,357

First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,800,393	1,181,141

60	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Commercial Continued
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	$5,265,000	$5,703,427

Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39	3,155,000	2,974,999

GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	2,140,356	2,188,582

GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	2,224,908	2,052,771

Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.834%, 5/25/35[2]	3,232,307	2,200,935

IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.11%, 11/1/35[2]	3,984,066	2,715,552

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates: Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	3,980,000	4,112,546
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[3]	259,659	262,152
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	945,000	1,025,548
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[1]	4,290,000	4,465,701
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[1]	2,438,878	2,449,568
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11, Commercial Mtg. Pass-Through Certificates, Series 2007-LD11, Cl. A4, 5.817%, 6/1/49[2]	5,100,000	5,441,312

JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	3,442,954	2,895,326

LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 2/11/40	1,409,193	1,410,226

LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%, 7/11/40	5,595,000	6,153,823

Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 29.696%, 2/18/30[6]	2,128,151	34,291

Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[1]	88,496	72,218

Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,191,861	1,223,437

Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.879%, 6/1/49[2]	3,115,000	2,945,251

Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 32.108%, 5/18/32[6]	27,518,304	64,365

61	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Continued
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 5.118%, 7/1/37[2]	$3,584,472	$2,157,768

Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. A4, 5.572%, 10/1/48	1,640,000	1,784,996

Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	136,914	137,143

Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46	2,965,000	3,265,749

WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.474%, 12/1/35[2]	2,056,242	1,595,280

Wells Fargo Commercial Mortgage Trust 2010-C1, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.349%, 11/1/43[1]	2,178,553	2,261,334

Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.777%, 4/1/37[2]	1,207,384	975,555

Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.042%, 11/1/37[2]	2,799,155	2,039,859

WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 7.82%, 3/1/44[6]	28,713,403	2,550,569

		93,423,156

Multifamily—0.8%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 2.706%, 10/1/35[2]	2,094,997	1,636,429

Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.672%, 6/1/36[2]	2,548,323	2,079,510

JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.259%, 5/1/37[2]	589,957	477,390

Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.666%, 3/1/36[2]	4,455,769	3,443,216

Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.689%, 3/25/36[2]	2,581,379	2,064,188

		9,700,733

62	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Other—0.3%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	$3,565,000	$3,873,360

Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 63.89%, 10/23/17[6]	562	55

Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 0.914%, 10/23/17[7]	832	816

		3,874,231

Residential—2.3%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.544%, 5/1/36[2]	945,000	837,423

CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	1,069,989	897,574

CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	1,753,446	1,668,316

Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	4,062,987	3,418,886

Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	2,602,619	2,043,553

Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	2,321,464	1,616,658

GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	2,244,477	2,184,660

JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	3,151,094	2,708,385

Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.603%, 12/25/34[2]	1,241,574	1,188,837

RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	396,289	411,241
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	335,101	190,239

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,713,023	1,004,506

Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	713,691	553,245

WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.467%, 5/1/37[2]	2,297,340	1,918,390

WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.278%, 6/25/37[2]	1,078,955	740,921

Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	2,183,497	1,698,144

Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.625%, 9/1/34[2]	632,328	602,765

63	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg.
Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	$1,274,219	$1,225,643
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.667%, 10/1/36[2]	2,327,054	1,955,703

		26,865,089

Total Mortgage-Backed Obligations (Cost $771,678,521)		790,814,556

U.S. Government Obligations—3.8%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16	930,000	968,579
2.50%, 5/27/16	1,325,000	1,405,328
5%, 2/16/17	1,510,000	1,785,191
5.25%, 4/18/16	2,650,000	3,126,051
5.50%, 7/18/16	1,510,000	1,803,274
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16	2,525,000	2,671,604
4.875%, 12/15/16	1,047,000	1,235,165
5%, 3/15/16	1,655,000	1,931,215
5.375%, 6/12/17	1,054,000	1,275,625
U.S. Treasury Bonds:
7.50%, 11/15/16[9]	7,700,000	10,156,185
STRIPS, 3.862%, 2/15/13[10]	1,520,000	1,517,340
U.S. Treasury Nts., 5.125%, 5/15/16	14,830,000	17,653,499

Total U.S. Government Obligations (Cost $42,958,941)		45,529,056

Corporate Bonds and Notes—40.7%
Consumer Discretionary—6.7%
Automobiles—0.6%
Daimler Finance North America LLC, 1.875% Sr. Unsec. Nts., 9/15/14[1]	2,094,000	2,084,299
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31	1,232,000	1,724,836
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	3,306,000	3,450,588

		7,259,723

Diversified Consumer Services—0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	2,880,000	3,110,400

Hotels, Restaurants & Leisure—0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]	4,793,000	5,137,732

Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	3,081,000	3,466,963

		8,604,695

Household Durables—0.8%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	2,803,000	2,880,083

Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	2,660,000	2,790,279

64	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Household Durables Continued
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	$971,000	$1,009,489
8% Sr. Unsec. Nts., 5/1/12	2,270,000	2,320,905

		9,000,756

Leisure Equipment & Products—0.2%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13	2,640,000	2,774,888

Media—2.8%
Comcast Cable Communications Holdings, Inc.,
9.455% Sr. Unsec. Nts., 11/15/22	1,751,000	2,498,752

Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40	724,000	901,544

CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	2,568,000	2,837,640

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6.375% Sr. Unsec. Nts., 3/1/41	2,263,000	2,613,740

Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	2,737,000	2,962,803

Historic TW, Inc., 9.125% Debs., 1/15/13	922,000	994,434

Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14	1,368,000	1,460,340
10% Sr. Unsec. Nts., 7/15/17	3,281,000	3,764,948

Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	2,615,000	2,941,875

News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,801,000	2,079,435

Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	1,542,000	2,023,884

Time Warner, Inc., 4% Sr. Unsec. Unsub. Nts., 1/15/22	2,830,000	2,923,880
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21	1,398,000	1,483,288
6.50% Sr. Sec. Nts., 1/15/18	3,389,000	3,617,758

		33,104,321

Multiline Retail—0.6%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	1,535,000	1,582,034

Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	4,811,000	5,121,117

Target Corp., 7% Bonds, 1/15/38	658,000	921,311

		7,624,462

Specialty Retail—0.7%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	2,711,000	2,887,215

Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	2,889,000	2,925,113

Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19[1]	2,937,000	3,083,850

		8,896,178

65	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Consumer Staples—2.8%

Beverages—0.5%
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19	$1,582,000	$2,051,266

Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	702,000	768,173

Pernod-Ricard SA, 4.45% Sr. Unsec. Nts., 1/15/22[1]	2,916,000	3,059,706

		5,879,145

Food & Staples Retailing—0.4%
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39	1,122,000	1,367,736

Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40	845,000	868,937

Kroger Co. (The), 5% Sr. Nts., 4/15/13	2,677,000	2,801,700

		5,038,373

Food Products—0.9%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	980,000	1,028,538
8.50% Sr. Unsec. Nts., 6/15/19	1,455,000	1,773,110

Kraft Foods, Inc.:
6% Sr. Unsec. Nts., 2/11/13	2,601,000	2,741,230
6.50% Sr. Unsec. Unsub. Nts., 2/9/40	1,690,000	2,202,460

TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	2,810,000	3,048,850

		10,794,188

Household Products—0.3%

Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21[1]	2,866,000	3,020,750

Tobacco—0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	2,105,000	3,280,403

Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41	1,831,000	1,927,545

Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	2,925,000	3,138,487

		8,346,435

Energy—5.5%

Energy Equipment & Services—1.3%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	3,157,000	3,292,625

Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18	3,651,000	4,082,694

Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21[1]	1,380,000	1,414,500
6.625% Sr. Unsec. Nts., 11/15/20	1,330,000	1,366,575

Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	2,921,000	3,073,798

Weatherford International Ltd. Bermuda, 5.125%
Sr. Unsec. Unsub. Nts., 9/15/20	2,929,000	3,048,017

		16,278,209

66	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels—4.2%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	$2,030,000	$2,262,967

BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21[1]	2,107,000	2,175,338

Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	2,712,000	2,847,600

Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13[1]	2,907,000	3,085,426

Cloud Peak Energy Resources LLC, 8.25%
Sr. Unsec. Unsub. Nts., 12/15/17	2,710,000	2,899,700

El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	4,219,000	4,669,467

Encana Corp., 3.90% Sr. Unsec. Unsub. Nts., 11/15/21	1,074,000	1,080,702

Energy Transfer Partners LP, 4.65% Sr. Unsec. Unsub. Nts., 6/1/21	2,402,000	2,356,533

EQT Corp., 4.875% Sr. Unsec. Unsub. Nts., 11/15/21	1,796,000	1,815,781

Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	4,797,000	5,058,187

Marathon Petroleum Corp., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	1,545,000	1,616,377

Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20	2,668,000	2,868,100

Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	2,876,000	3,051,123

Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	2,595,000	2,906,400

Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[1]	1,530,000	1,644,750

Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]	4,859,000	4,806,017

Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec. Nts., 2/15/12	2,604,000	2,620,978
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21[1]	1,952,000	1,996,143

		49,761,589

Financials—12.4%

Capital Markets—2.9%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]	4,750,000	5,032,093

Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	2,839,000	2,406,101

Goldman Sachs Group, Inc. (The):
5.25% Sr. Unsec. Nts., 7/27/21	4,444,000	4,341,726
6.25% Sr. Nts., 2/1/41	2,816,000	2,766,954

Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]	3,794,000	3,502,598

Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20[1]	2,513,000	2,287,921
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	7,470,000	7,216,931

Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	2,649,000	2,587,954

TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	3,242,000	3,283,374

UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	1,120,000	1,110,589

		34,536,241

Commercial Banks—2.2%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[1]	3,088,000	3,142,176

Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	5,277,000	5,197,845

HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	6,470,000	5,402,450

67	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Banks Continued
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	$2,217,000	$1,857,427

Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13	1,818,000	1,895,247

Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12	2,782,000	2,850,379

Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K11	2,162,000	2,326,853

Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14	3,687,000	3,912,161

		26,584,538

Consumer Finance—1.0%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	2,690,000	2,812,887

American Express Credit Corp., 2.80% Sr. Unsec. Unsub. Nts., 9/19/16	2,878,000	2,895,910

Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21	2,796,000	2,881,801

SLM Corp., 6.25% Sr. Nts., 1/25/16	3,807,000	3,706,137

		12,296,735

Diversified Financial Services—2.2%
Bank of America Corp., 3.75% Sr. Unsec. Unsub. Nts., 7/12/16	3,140,000	2,910,937

Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17	9,388,000	10,034,026

Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[2,3]	4,185,000	2,981,813

Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[1]	1,900,000	1,680,757

JPMorgan Chase & Co.: 5.40% Sr. Unsec. Nts., 1/6/42	869,000	908,520
7.90% Perpetual Bonds, Series 1[11]	5,103,000	5,451,443

Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	2,648,000	2,519,193

		26,486,689

Insurance—3.3%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	744,000	891,749

CNA Financial Corp.: 5.75% Sr. Unsec. Unsub. Nts., 8/15/21	2,178,000	2,225,755
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	1,534,000	1,577,921

Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[1]	2,685,000	2,744,604

Hartford Financial Services Group, Inc. (The), 6.625% Sr. Unsec. Unsub. Nts., 3/30/40	1,972,000	1,960,018

International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16	2,689,000	2,496,970

Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21[1]	4,145,000	4,067,729

Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	6,060,000	5,090,400

Prudential Financial, Inc., 5.375% Sr. Unsec. Unsub. Nts., 6/21/20	5,347,000	5,730,342

Swiss Re Capital I LP, 6.854% Perpetual Bonds[1,11]	5,448,000	4,658,105

Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20	2,057,000	2,120,938

Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16	2,824,000	2,871,457

68	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Insurance Continued
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[2,3]	$3,030,000	$2,742,150

		39,178,138

Real Estate Investment Trusts—0.8%
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	1,402,000	1,411,047

CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12	642,000	642,000

Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13	2,953,000	3,089,573

Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	1,005,000	1,005,756

WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[1]	2,718,000	2,785,382

		8,933,758

Health Care—0.8%

Biotechnology—0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,783,000	1,965,811

Health Care Providers & Services—0.3%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	1,440,000	1,843,972

Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,763,000	1,904,712

		3,748,684

Pharmaceuticals—0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18[1]	3,035,000	3,137,431

Industrials—2.9%
Aerospace & Defense—0.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	2,880,000	2,966,400

BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	2,653,000	2,918,300

		5,884,700

Commercial Services & Supplies—0.5%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	2,797,000	3,048,730

R.R. Donnelley & Sons Co., 8.60% Sr. Unsec. Unsub. Nts., 8/15/16	2,758,000	2,775,238

		5,823,968

Industrial Conglomerates—0.9%
General Electric Capital Corp.: 4.25% Sr. Unsec. Nts., Series A, 6/15/12	2,385,000	2,414,195
4.65% Sr. Unsec. Nts., 10/17/21	2,869,000	2,998,992
5.25% Sr. Unsec. Nts., 10/19/12	578,000	598,350
6.375% Unsec. Sub. Bonds, 11/15/67	5,013,000	4,950,338

		10,961,875

Machinery—0.6%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[1]	2,903,000	3,004,605

Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21	1,373,000	1,467,887

69	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value
Machinery Continued
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[1]	$2,616,000	$2,838,360

		7,310,852

Professional Services—0.1%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	489,000	507,338

Road & Rail—0.3%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	754,000	855,631

Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18	2,581,000	2,852,005

		3,707,636

Information Technology—1.8%

Communications Equipment—0.2%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	851,000	964,030

Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	1,100,000	1,205,164

		2,169,194

Computers & Peripherals—0.5%
Hewlett-Packard Co.:
2.35% Sr. Unsec. Unsub. Nts., 3/15/15	2,965,000	2,953,356
4.65% Sr. Unsec. Nts., 12/9/21	2,337,000	2,469,655

		5,423,011

Electronic Equipment & Instruments—0.4%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15	5,350,000	5,362,610

Office Electronics—0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	2,655,000	2,788,404

Semiconductors & Semiconductor Equipment—0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	1,870,000	2,158,646

Software—0.3%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	3,198,000	3,220,335

Materials—2.9%

Chemicals—1.0%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	1,219,000	1,514,718

Airgas, Inc., 3.25% Sr. Nts., 10/1/15	5,093,000	5,245,439

Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	2,657,000	2,975,840

Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	1,735,000	2,122,511

		11,858,508

Containers & Packaging—0.2%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17	2,257,000	2,382,753

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	4,209,000	4,476,802

Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19	4,304,000	4,755,920

Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12	2,953,000	3,065,964

70	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value
Metals & Mining Continued
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15	$173,000	$188,547

Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,485,000	1,614,088
6% Sr. Unsec. Unsub. Nts., 10/15/15	2,214,000	2,387,274
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	1,069,000	1,101,370

Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16[1]	52,000	56,798

		17,646,763

Paper & Forest Products—0.2%
International Paper Co., 4.75% Sr. Unsec. Unsub. Nts., 2/15/22	2,325,000	2,475,269

Telecommunication Services—2.2%

Diversified Telecommunication Services—1.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	3,327,000	4,091,555

British Telecommunications plc, 9.875% Bonds, 12/15/30	1,796,000	2,534,213

CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39	971,000	954,109

Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	2,881,000	2,960,228

Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	2,675,000	2,978,297

Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	1,690,000	2,148,930

Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17	2,616,000	2,844,900

		18,512,232

Wireless Telecommunication Services—0.7%
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts., 9/8/16	4,685,000	4,696,403

American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	985,000	988,154
7% Sr. Unsec. Nts., 10/15/17	1,975,000	2,233,545

		7,918,102

Utilities—2.7%

Electric Utilities—2.1%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[1]	2,716,000	2,765,298

Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	2,049,000	2,111,724

FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	1,751,000	1,963,808

Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	2,763,000	2,803,743

Kansas City Power & Light Co., 5.30% Sr. Unsec. Nts., 10/1/41	1,654,000	1,783,548

Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12	2,860,000	2,900,704

Oncor Electric Delivery Co., 7% Debs., 9/1/22	2,389,000	3,065,113

PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[1]	4,036,000	4,238,567

Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[1]	3,010,000	3,952,139

		25,584,644

Energy Traders—0.3%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	2,889,000	3,094,281

71	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value
Multi-Utilities—0.3%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20	$2,682,000	$2,828,931

Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts., 12/15/41	746,000	764,340

		3,593,271

Total Corporate Bonds and Notes (Cost $475,062,736)		484,746,529

	Shares
Investment Company—18.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[12,13]
(Cost $216,745,143)	216,745,143	216,745,143

Total Investments, at Value (Cost $1,625,147,983)	138.7%	1,654,124,636

Liabilities in Excess of Other Assets	(38.7)	(461,845,645)

Net Assets	100.0%	$1,192,278,991

Footnotes to Statement of Investments

*	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $145,224,135 or 12.18% of the Fund’s net assets as of December 30, 2011.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Restricted security. The aggregate value of restricted securities as of December 30, 2011 was $11,540,284, which represents 0.97% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41	11/2/11	$2,774,779	$2,769,472	$(5,307)
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67	1/5/11-10/11/11	3,388,621	2,981,813	(406,808)
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	256,413	262,152	5,739
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	1,703,335	157,559	(1,545,776)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-4/14/11	2,653,906	2,627,138	(26,768)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37	2/24/11-7/26/11	3,054,586	2,742,150	(312,436)

		$13,831,640	$11,540,284	$(2,291,356)

4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

72	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

5.	When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See Note 1 of the accompanying Notes.

6.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $31,386,696 or 2.63% of the Fund’s net assets as of December 30, 2011.

7.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $408,358 or 0.03% of the Fund’s net assets as of December 30, 2011.

8.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $6,199,230. See Note 5 of the accompanying Notes.

10.	Zero coupon bond reflects effective yield on the date of purchase.

11.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2010	Additions	Reductions	December 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	150,910,167	562,927,524	497,092,548	216,745,143

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$216,745,143	$353,512

13.	Rate shown is the 7-day yield as of December 30, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

73	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$116,289,352	$—	$116,289,352
Mortgage-Backed Obligations	—	790,814,556	—	790,814,556
U.S. Government Obligations	—	45,529,056	—	45,529,056
Corporate Bonds and Notes	—	484,746,529	—	484,746,529
Investment Company	216,745,143	—	—	216,745,143

Total Investments, at Value	216,745,143	1,437,379,493	—	1,654,124,636
Other Financial Instruments:
Futures margins	299,575	—	—	299,575

Total Assets	$217,044,718	$1,437,379,493	$—	$1,654,424,211

Liabilities Table
Other Financial Instruments:
Futures margins	$(133,452)	$—	$—	$(133,452)

Total Liabilities	$(133,452)	$—	$—	$(133,452)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of December 30, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Long Bonds	Buy	382	3/21/12	$55,318,375	$549,435
U.S. Treasury Nts., 2 yr.	Sell	522	3/30/12	115,125,469	(21,082)
U.S. Treasury Nts., 5 yr.	Sell	505	3/30/12	62,245,196	(242,427)
U.S. Treasury Nts., 10 yr.	Buy	38	3/21/12	4,982,750	215
U.S. Treasury Ultra Bonds	Buy	329	3/21/12	52,701,688	320,371

					$606,512

See accompanying Notes to Financial Statements.

74	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES December 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,408,402,840)	$1,437,379,493
Affiliated companies (cost $216,745,143)	216,745,143

1,654,124,636

Cash	50

Receivables and other assets:
Investments sold (including $11,667,578 sold on a when-issued or delayed delivery basis)	11,677,937
Interest, dividends and principal paydowns	9,249,201
Shares of beneficial interest sold	1,202,156
Futures margins	299,575
Other	789,347

Total assets	1,677,342,902

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	482,731,351
Shares of beneficial interest redeemed	1,754,002
Transfer and shareholder servicing agent fees	138,557
Futures margins	133,452
Distribution and service plan fees	121,193
Shareholder communications	95,725
Trustees’ compensation	31,448
Other	58,183

Total liabilities	485,063,911

Net Assets	$1,192,278,991

Composition of Net Assets
Par value of shares of beneficial interest	$179,998

Additional paid-in capital	1,675,490,624

Accumulated net investment income	114,288

Accumulated net realized loss on investments	(513,089,084)

Net unrealized appreciation on investments	29,583,165

Net Assets	$1,192,278,991

75	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $405,744,670 and 61,221,529 shares of beneficial interest outstanding)	$6.63
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.96

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,495,957 and 4,301,235 shares of beneficial interest outstanding)	$6.63

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $114,941,796 and 17,326,311 shares of beneficial interest outstanding)	$6.63

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,071,381 and 5,746,920 shares of beneficial interest outstanding)	$6.62

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $605,025,187 and 91,402,434 shares of beneficial interest outstanding)	$6.62

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.

76	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS For the Year Ended December 31, 2011

Investment Income
Interest	$47,518,439

Fee income on when-issued securities	12,291,451

Dividends:
Unaffiliated companies	31
Affiliated companies	353,512

Other income	23,535

Total investment income	60,186,968

Expenses
Management fees	5,505,814

Distribution and service plan fees:
Class A	969,796
Class B	274,410
Class C	1,066,241
Class N	193,682

Transfer and shareholder servicing agent fees:
Class A	1,055,806
Class B	173,003
Class C	296,482
Class N	128,166
Class Y	16,897

Shareholder communications:
Class A	118,542
Class B	20,780
Class C	29,230
Class N	5,661
Class Y	1,240

Trustees’ compensation	57,766

Custodian fees and expenses	27,678

Administration service fees	1,500

Other	324,397

Total expenses	10,267,091
Less waivers and reimbursements of expenses	(1,226,985)

Net expenses	9,040,106

Net Investment Income	51,146,862

77	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	$19,915,469
Closing and expiration of futures contracts	14,319,535
Swap contracts	129,625

Net realized gain	34,364,629

Net change in unrealized appreciation/depreciation on:
Investments	(3,826,628)
Futures contracts	1,418,536
Swap contracts	38,799

Net change in unrealized appreciation/depreciation	(2,369,293)

Net Increase in Net Assets Resulting from Operations	$83,142,198

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.

78	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 30,	December 31,
	2011[1]	2010

Operations
Net investment income	$51,146,862	$55,858,213

Net realized gain	34,364,629	47,855,702

Net change in unrealized appreciation/depreciation	(2,369,293)	13,234,578

Net increase in net assets resulting from operations	83,142,198	116,948,493

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(18,164,405)	(20,731,274)
Class B	(1,060,869)	(1,425,955)
Class C	(4,100,631)	(4,570,624)
Class N	(1,679,470)	(1,974,622)
Class Y	(28,840,007)	(29,157,396)

	(53,845,382)	(57,859,871)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	(22,388,876)	25,688,664
Class B	(2,845,776)	(4,186,339)
Class C	4,775,030	5,102,999
Class N	(3,828,280)	(1,360,109)
Class Y	54,760,344	(30,304,762)

	30,472,442	(5,059,547)

Net Assets
Total increase	59,769,258	54,029,075

Beginning of period	1,132,509,733	1,078,480,658

End of period (including accumulated net investment income (loss) of $114,288 and $(22,213), respectively)	$1,192,278,991	$1,132,509,733

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.

79	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS

	Year Ended
	December 30,			Year Ended December 31,
Class A	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.46	$6.12	$6.12	$10.18	$10.23

Income (loss) from investment operations:
Net investment income[2]	.29	.31	.41	.56	.50
Net realized and unrealized gain (loss)	.18	.35	— [3]	(4.06)	(.05)

Total from investment operations	.47	.66	.41	(3.50)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.32)	(.17)	—	(.39)
Tax return of capital distribution	—	—	(.24)	(.56)	(.11)

Total dividends and/or distributions to shareholders	(.30)	(.32)	(.41)	(.56)	(.50)

Net asset value, end of period	$6.63	$6.46	$6.12	$6.12	$10.18

Total Return, at Net Asset Value[4]	7.44%	10.96%	7.29%	(35.83)%	4.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$405,745	$418,034	$370,941	$465,375	$954,825

Average net assets (in thousands)	$394,500	$417,031	$367,832	$786,186	$779,234

Ratios to average net assets:[5]
Net investment income	4.37%	4.79%	7.11%	6.20%	4.89%
Total expenses[6]	1.06%	1.12%	1.17%	0.92%	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.88%	0.82%	0.90%	0.87%

Portfolio turnover rate[7]	94%	98%	115%	52%	89%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 30, 2011	1.08%
Year Ended December 31, 2010	1.13%
Year Ended December 31, 2009	1.19%
Year Ended December 31, 2008	0.92%
Year Ended December 31, 2007	0.89%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
See accompanying Notes to Financial Statements.

80	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Year Ended
	December 30,			Year Ended December 31,
Class B	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.46	$6.12	$6.12	$10.17	$10.23

Income (loss) from investment operations:
Net investment income[2]	.24	.26	.37	.49	.42
Net realized and unrealized gain (loss)	.18	.35	(.01)	(4.04)	(.06)

Total from investment operations	.42	.61	.36	(3.55)	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.27)	(.15)	—	(.31)
Tax return of capital distribution	—	—	(.21)	(.50)	(.11)

Total dividends and/or distributions to shareholders	(.25)	(.27)	(.36)	(.50)	(.42)

Net asset value, end of period	$6.63	$6.46	$6.12	$6.12	$10.17

Total Return, at Net Asset Value[3]	6.65%	10.14%	6.49%	(36.24)%	3.60%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$28,496	$30,636	$33,005	$42,617	$99,282

Average net assets (in thousands)	$27,444	$33,579	$33,018	$76,116	$106,727

Ratios to average net assets:[4]
Net investment income	3.63%	4.09%	6.35%	5.43%	4.13%
Total expenses[5]	2.22%	2.32%	2.43%	1.87%	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.63%	1.57%	1.65%	1.64%

Portfolio turnover rate[6]	94%	98%	115%	52%	89%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 30, 2011	2.24%
Year Ended December 31, 2010	2.33%
Year Ended December 31, 2009	2.45%
Year Ended December 31, 2008	1.87%
Year Ended December 31, 2007	1.80%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
See accompanying Notes to Financial Statements.

81	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued

	Year Ended
	December 30,			Year Ended December 31,
Class C	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.46	$6.13	$6.13	$10.18	$10.24

Income (loss) from investment operations:
Net investment income[2]	.24	.26	.37	.50	.42
Net realized and unrealized gain (loss)	.18	.34	(.01)	(4.05)	(.06)

Total from investment operations	.42	.60	.36	(3.55)	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.27)	(.15)	—	(.31)
Tax return of capital distribution	—	—	(.21)	(.50)	(.11)
Total dividends and/or distributions to shareholders	(.25)	(.27)	(.36)	(.50)	(.42)

Net asset value, end of period	$6.63	$6.46	$6.13	$6.13	$10.18

Total Return, at Net Asset Value[3]	6.64%	9.95%	6.49%	(36.20)%	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,942	$107,517	$96,829	$108,673	$194,071

Average net assets (in thousands)	$106,644	$108,324	$94,555	$169,737	$172,144

Ratios to average net assets:[4]
Net investment income	3.60%	4.04%	6.31%	5.49%	4.12%
Total expenses[5]	1.82%	1.89%	1.97%	1.68%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.63%	1.56%	1.65%	1.64%

Portfolio turnover rate[6]	94%	98%	115%	52%	89%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 30, 2011	1.84%
Year Ended December 31, 2010	1.90%
Year Ended December 31, 2009	1.99%
Year Ended December 31, 2008	1.68%
Year Ended December 31, 2007	1.67%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
See accompanying Notes to Financial Statements.

82	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Year Ended
	December 30,			Year Ended December 31,
Class N	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.45	$6.12	$6.12	$10.17	$10.23

Income (loss) from investment operations:
Net investment income[2]	.27	.29	.40	.54	.47
Net realized and unrealized gain (loss)	.18	.34	(.01)	(4.05)	(.06)

Total from investment operations	.45	.63	.39	(3.51)	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.30)	(.16)	—	(.36)
Tax return of capital distribution	—	—	(.23)	(.54)	(.11)

Total dividends and/or distributions to shareholders	(.28)	(.30)	(.39)	(.54)	(.47)

Net asset value, end of period	$6.62	$6.45	$6.12	$6.12	$10.17

Total Return, at Net Asset Value[3]	7.18%	10.51%	7.02%	(35.92)%	4.11%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$38,071	$40,884	$40,051	$54,092	$84,017

Average net assets (in thousands)	$38,729	$41,730	$42,761	$83,422	$70,555

Ratios to average net assets:[4]
Net investment income	4.11%	4.56%	6.88%	6.01%	4.62%
Total expenses[5]	1.36%	1.47%	1.56%	1.28%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.13%	1.07%	1.15%	1.14%

Portfolio turnover rate[6]	94%	98%	115%	52%	89%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 30, 2011	1.38%
Year Ended December 31, 2010	1.48%
Year Ended December 31, 2009	1.58%
Year Ended December 31, 2008	1.28%
Year Ended December 31, 2007	1.27%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
See accompanying Notes to Financial Statements.

83	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued

	Year Ended
	December 30,			Year Ended December 31,
Class Y	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.45	$6.11	$6.12	$10.16	$10.22

Income (loss) from investment operations:
Net investment income[2]	.31	.33	.43	.60	.53
Net realized and unrealized gain (loss)	.19	.35	(.02)	(4.04)	(.05)

Total from investment operations	.50	.68	.41	(3.44)	.48
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.34)	(.17)	—	(.43)
Tax return of capital distribution	—	—	(.25)	(.60)	(.11)

Total dividends and/or distributions to shareholders	(.33)	(.34)	(.42)	(.60)	(.54)

Net asset value, end of period	$6.62	$6.45	$6.11	$6.12	$10.16

Total Return, at Net Asset Value[3]	7.87%	11.38%	7.44%	(35.45)%	4.80%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$605,025	$535,439	$537,655	$803,777	$824,678

Average net assets (in thousands)	$577,367	$540,778	$598,909	$1,006,642	$617,403

Ratios to average net assets:[4]
Net investment income	4.76%	5.22%	7.51%	6.78%	5.28%
Total expenses[5]	0.52%	0.57%	0.62%	0.51%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.49%	0.50%	0.51%	0.51%	0.47%

Portfolio turnover rate[6]	94%	98%	115%	52%	89%

1.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 30, 2011	0.54%
Year Ended December 31, 2010	0.58%
Year Ended December 31, 2009	0.64%
Year Ended December 31, 2008	0.51%
Year Ended December 31, 2007	0.49%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
See accompanying Notes to Financial Statements.

84	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Core Bond Fund (the “Fund”), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return by investing mainly in debt instruments. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of December 30, 2011, approximately 49% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since December 30, 2011 represents the last day during the Fund’s 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.

85	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the

86	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$482,731,351
Sold securities	11,667,578
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally

87	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost	$1,703,335
Market Value	$157,559
Market Value as a % of Net Assets	0.01%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

88	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$515,514	$—	$512,513,252	$28,760,269

1.	As of December 30, 2011, the Fund had $ 510,815,034 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2016	$44,617,792
2017	466,197,242

Total	$510,815,034

2.	The Fund had $1,698,218 of straddle losses which were deferred.

3.	During the fiscal year ended December 30, 2011, the Fund utilized $34,608,648 of capital loss carryforward to offset capital gains realized in that fiscal year.

4.	During the fiscal year ended December 31, 2010, the Fund utilized $49,115,675 of capital loss carryforward to offset capital gains realized in that fiscal year.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 30, 2011. Net assets of the Fund were unaffected by the reclassifications.

Reduction to	Increase to
Accumulated	Accumulated Net
Net Investment	Realized Loss
Loss	on Investments

$2,835,021	$2,835,021
The tax character of distributions paid during the years ended December 30, 2011 and December 31, 2010 was as follows:

	Year Ended	Year Ended
	December 30, 2011	December 31, 2010

Distributions paid from:
Ordinary income	$53,845,382	$57,859,871

89	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,625,364,367
Federal tax cost of other investments	(64,367,851)

Total federal tax cost	$1,560,996,516

Gross unrealized appreciation	$45,009,126
Gross unrealized depreciation	(16,248,857)

Net unrealized appreciation	$28,760,269

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio

90	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	20,776,412	$136,599,909	25,109,912	$159,625,201
Dividends and/or
distributions reinvested	2,456,038	16,136,755	2,732,815	17,454,256
Redeemed	(26,753,427)	(175,125,540)	(23,690,768)	(151,390,793)

Net increase (decrease)	(3,520,977)	$(22,388,876)	4,151,959	$25,688,664

Class B
Sold	1,745,473	$11,493,315	1,772,233	$11,220,090
Dividends and/or
distributions reinvested	151,110	992,271	204,793	1,306,444
Redeemed	(2,341,349)	(15,331,362)	(2,623,896)	(16,712,873)

Net decrease	(444,766)	$(2,845,776)	(646,870)	$(4,186,339)

91	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended December 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class C
Sold	7,808,068	$51,505,360	5,873,538	$37,314,577
Dividends and/or
distributions reinvested	552,423	3,631,907	608,082	3,886,117
Redeemed	(7,668,485)	(50,362,237)	(5,648,259)	(36,097,695)

Net increase	692,006	$4,775,030	833,361	$5,102,999

Class N
Sold	1,417,774	$9,311,251	2,238,381	$14,207,034
Dividends and/or
distributions reinvested	201,267	1,321,212	235,462	1,502,136
Redeemed	(2,206,221)	(14,460,743)	(2,684,764)	(17,069,279)

Net decrease	(587,180)	$(3,828,280)	(210,921)	$(1,360,109)

Class Y
Sold	23,862,540	$156,458,018	15,991,791	$101,924,863
Dividends and/or
distributions reinvested	4,383,479	28,769,150	4,571,534	29,113,984
Redeemed	(19,868,048)	(130,466,824)	(25,470,878)	(161,343,609)

Net increase (decrease)	8,377,971	$54,760,344	(4,907,553)	$(30,304,762)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended December 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$783,879,000	$764,017,343
U.S. government and government agency obligations	10,937,545	11,385,440
To Be Announced (TBA) mortgage-related securities	5,545,911,730	5,495,674,857
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the
Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.50%
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 30, 2011, the Fund paid $1,617,100 to OFS for services to the Fund.

92	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 30, 2011 were as follows:

Class B	$1,525,777
Class C	3,859,906
Class N	1,745,173
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the

93	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 30, 2011	$165,385	$—	$67,132	$18,944	$2,472

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the “total annual operating expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average annual net assets, will not exceed the following annual rates: 0.90% for Class A shares; 1.65% for Class B and Class C shares; 1.15% for Class N shares and 0.65% for Class Y shares. During the year ended December 30, 2011, the Manager waived fees and/or reimbursed the Fund $517,571, $71,255, $152,203 and $70,930 for Class A, Class B, Class C and Class N, respectively.
     Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended December 30, 2011, the Manager waived fees and/or reimbursed the Fund $204,844 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended December 30, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$77,911
The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the year ended December 30, 2011, the Manager reimbursed the Fund $132,271 for legal costs and fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this

94	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

95	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of December 30, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	299,575	*	Futures margins	133,452	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

96	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted	Closing and expiration
for as Hedging Instruments	of futures contracts	Swap contracts	Total

Credit contracts	$—	$129,625	$129,625
Interest rate contracts	14,319,535	—	14,319,535

Total	$14,319,535	$129,625	$14,449,160

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Futures contracts	Swap contracts	Total

Credit contracts	$—	$38,799	$38,799
Interest rate contracts	1,418,536	—	1,418,536

Total	$1,418,536	$38,799	$1,457,335

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the year ended December 30, 2011, the Fund had an ending monthly average market value of $112,013,786 and $211,579,204 on futures contracts purchased and sold, respectively.

97	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of

98	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     For the year ended December 30, 2011, the Fund had ending monthly average notional amounts of $15,692,308 on credit default swaps to sell protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of December 30, 2011, the Fund had no such credit default swaps outstanding.
6. Restricted Securities
As of December 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds—including the Fund—advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these

99	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
7. Pending Litigation Continued

lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving the Fund and Oppenheimer Champion Income Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to the Fund or Oppenheimer Champion Income Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement

100	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

101	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Integrity Funds:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds), including the statement of investments, as of December 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of Oppenheimer Core Bond Fund for the years ended prior to January 1, 2009 were audited by other auditors whose report dated February 11, 2009 expressed an unqualified opinion on those financial highlights.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 30, 2011, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Core Bond Fund as of December 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Denver, Colorado
February 21, 2012

102	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE
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103	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE
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As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

104	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that F. William Marshall, Jr., the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Marshall is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $17,000 in fiscal 2012 and 2011.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $414,870 in fiscal 2012 and $342,900 in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, surprise exam, compliance and attestation procedures, professional services for FIN 45 and capital accumulation plan.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $4,025 in fiscal 2012 and $6,375 in fiscal 2011.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2)100%
(f)	Not applicable as less than 50%.
(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $418,895 in fiscal 2012 and $349,275 in fiscal 2011 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The

Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2)Exhibits attached hereto.

(3)Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

By:	/s/ William F. Glavin Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/13/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 3/13/2012